Notes to the Balance Sheet - Summary of Sensitivity Analysis Royalty Pharma - Financial Liability (Details) - Financial Liabilities from Future Payments to Royalty Pharma - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in variable Factors on Revenues
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 10.6	€ 11.4
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(10.6)	(11.4)
Change in Foreign Exchange Rate for future Royalties and Net Sales
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	0.2	0.0
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (0.2)	€ 0.0